Operating Segment Results	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Operating Segment Results	Operating Segments Results
South Bow operates through three reportable segments: Keystone Pipeline System, Marketing, and Intra-Alberta & Other, which includes corporate activities. These segments are aligned with the Company's internal management structure and represent distinct business operations that provide products and services within areas of operation.
The Keystone Pipeline System segment consists of the Company's primary liquids pipeline system, which connects crude oil production in Hardisty, Alberta, Canada to key refining and demand markets in the U.S. Midwest and Gulf Coast. Revenue is primarily generated through committed contracts, whereby customers receive access to pipeline capacity and the transportation of crude oil in exchange for a committed monthly payment. The segment also generates variable and uncontracted revenue, including revenue from uncommitted spot volumes.
South Bow's Marketing business provides customers with a variety of crude oil marketing services, including transportation, storage, and logistics.
South Bow's Intra-Alberta pipelines are comprised of the Grand Rapids Pipeline and White Spruce Pipeline, which provide crude oil transportation from Alberta's oil sands region to terminals in the Edmonton and Heartland refining and market regions. Revenue is generated through committed contracts, whereby customers receive access to pipeline capacity, variable revenue, and the transportation of crude oil in exchange for a committed monthly payment, sales-type lease revenue. This segment includes other activities, including corporate activities, that support South Bow's operations and business development efforts, including financing activities.
South Bow's Chief Operating Decision Maker (CODM) is the CEO. The segments' financial performance is assessed based on normalized earnings before interest, income taxes, and depreciation and amortization (normalized EBITDA). The CODM reviews budget-to-actual variances of normalized EBITDA on a monthly basis and uses this information when making decisions about allocating resources to segments. The accounting policies, as outlined in Note 2, Basis of Presentation and Accounting Policies, are applied consistently across reporting segments. The CODM monitors segment long-term assets as the measure of total assets.
The following table summarizes segment results for the year ended December 31, 2025:

Year Ended December 31, 2025	Keystone Pipeline System	Marketing	Intra-Alberta & Other	Total
U.S.$ millions
Revenue from contracts with customers [1]	1,447	—	18	1,465
Marketing activities	—	403	—	403
Other revenues	118	—	—	118
Segment Revenues	1,565	403	18	1,986

Income from equity investments	10	—	42	52
Plant operating costs and other [1]	(647)	(65)	(7)	(719)
Commodity purchases resold	—	(313)	—	(313)
Other segment items [2]	42	(35)	9	16
Segment Normalized EBITDA	970	(10)	62	1,022

Reconciliation to consolidated income (loss) before income taxes
Interest expense [3]	—	—	(331)	(331)
Depreciation and amortization	(236)	—	(11)	(247)
Interest income and other	21	2	18	41
Other income	20	—	—	20
Normalizing items [4]	(34)	35	(9)	(8)
Segment Income (Loss) before Income Taxes	741	27	(271)	497

Plant, property and equipment	7,829	3	378	8,210
Equity investments	104	—	639	743
Other [5]	119	15	80	214
Segment Long-term Assets	8,052	18	1,097	9,167
Capital expenditures [6]	36	—	152	188
1.The CODM reviews segment normalized EBITDA with intersegment transactions between entities eliminated. During the year ended December 31, 2025, the Marketing segment transacted with the Keystone Pipeline System segment, resulting in $116 million of intercompany revenue in Keystone Pipeline System, with an offsetting expense in Marketing. These transactions are eliminated in segment normalized EBITDA reported to the CODM.
2.Other segment items for all segments include normalizing expenses that are not representative of the segments' core operations. These include other expenses per the consolidated statements of income, unrealized gains (losses) on derivatives, separation costs associated with the Spinoff, tariff charges, adjustments relating to variable toll disputes, and Keystone XL and other costs.
3.Interest expense is mainly associated with the Company's long-term debt, recorded in entities within the Intra-Alberta & Other segment. These amounts are not allocated to other segments.
4.Normalizing items are added back to reconcile to consolidated income (loss) before income taxes.
5.Includes deferred tax assets.
6.Capital expenditures for additions to long-lived assets include non-cash accruals.
The following table summarizes segment results for the year ended December 31, 2024:

Year Ended December 31, 2024	Keystone Pipeline System	Marketing	Intra-Alberta & Other	Total
U.S.$ millions
Revenue from contracts with customers [1]	1,638	—	24	1,662
Marketing activities	—	453	—	453
Other revenues	5	—	—	5
Segment Revenues	1,643	453	24	2,120

Income from equity investments	10	—	39	49
Plant operating costs and other [1]	(624)	(73)	(41)	(738)
Commodity purchases resold	—	(376)	—	(376)
Other segment items [2]	(1)	8	29	36
Segment Normalized EBITDA	1,028	12	51	1,091

Reconciliation to consolidated income (loss) before income taxes
Interest expense [3]	(1)	(1)	(386)	(388)
Depreciation and amortization	(238)	—	(8)	(246)
Interest income and other	3	3	6	12
Normalizing items [4]	(14)	(8)	(29)	(51)
Segment Income (Loss) before Income Taxes	778	6	(366)	418

Plant, property and equipment	7,960	6	240	8,206
Equity investments	104	—	628	732
Other [5]	131	22	40	193
Segment Long-term Assets	8,195	28	908	9,131
Capital expenditures [6]	35	—	106	141
1.The CODM reviews segment normalized EBITDA with intersegment transactions between entities eliminated. During the year ended December 31, 2024, the Marketing segment transacted with the Keystone Pipeline System segment, resulting in $152 million of intercompany revenue in Keystone Pipeline System, with an offsetting expense in Marketing. These transactions are eliminated in segment normalized EBITDA reported to the CODM.
2.Other segment items for all segments include normalizing items which are not representative of the segments' core operations and adjusted out of segment normalized EBITDA. These include other expenses per the consolidated statements of income, impairment charges, unrealized gains (losses) on derivatives, adjustments relating to variable toll disputes, gains on asset sales, and separation costs associated with the Spinoff.
3.Interest expense is mainly associated with the Company's long-term debt, recorded in entities within the Intra-Alberta & Other segment. These amounts are not allocated to other segments.
4.Normalizing items are added back to reconcile to consolidated income (loss) before income taxes.
5.Includes deferred tax assets.
6.Capital expenditures for additions to long-lived assets include non-cash accruals.
Entity-wide Information
South Bow operates within the U.S. and Canada and has assets within each country and offers services in each country. Revenues are generated in the country where the service is provided. The following tables summarize South Bow's revenues and plant, property and equipment by country:

	Year Ended December 31,
U.S.$ millions	2025	2024
U.S.	1,566	1,675
Canada - export	401	427
Canada - domestic	19	18
Total Revenues by Country	1,986	2,120

	As at December 31,
U.S.$ millions	2025	2024
U.S.	6,484	6,640
Canada	1,726	1,566
Plant, Property and Equipment by Country	8,210	8,206